Guarantor Financial Statements Statement of Operations and Comprehensive Income (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Product revenue									$ 2,854	$ 2,592	$ 2,301
Service revenue									2,876	2,699	2,410
Revenues	1,642	1,435	1,409	1,244	1,601	1,360	1,272	1,058	5,730	5,291	4,711
Cost of products									2,144	2,022	1,789
Cost of services									1,941	2,318	1,845
Selling, general and administrative expenses									742	890	636
Research and development expenses									155	209	143
Total operating expenses									4,982	5,439	4,413
Income (loss) from operations	411	129	130	78	(421)	93	112	68	748	(148)	298
Interest expense									(42)	(13)	(2)
Other (expense) income, net									(8)	(3)	(11)
Income (loss) from continuing operations before income taxes									698	(164)	285
Income tax expense (benefit)									223	(66)	5
Income (loss) from continuing operations before earnings in subsidiaries									475	(98)	280
Equity in earnings of consolidated subsidiaries									0	0	0
Income (loss) from continuing operations									475	(98)	280
Income (loss) from discontinued operations, net of tax									6	(93)	(10)
Net income (loss)									481	(191)	270
Net (loss) income attributable to noncontrolling interests									0	(1)	3
Net income (loss) attributable to NCR	242	87	102	50	(369)	61	69	49	481	(190)	267
Total comprehensive income (loss)									459	(170)	313
Less comprehensive income (loss) attributable to noncontrolling interests									(4)	1	5
Comprehensive income (loss) attributable to NCR common stockholders									463	(171)	308
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Product revenue									988	974	852
Service revenue									981	986	922
Revenues									1,969	1,960	1,774
Cost of products									762	785	687
Cost of services									598	1,016	757
Selling, general and administrative expenses									296	489	333
Research and development expenses									44	123	42
Total operating expenses									1,700	2,413	1,819
Income (loss) from operations									269	(453)	(45)
Interest expense									(46)	(18)	(30)
Other (expense) income, net									(80)	(5)	(19)
Income (loss) from continuing operations before income taxes									143	(476)	(94)
Income tax expense (benefit)									85	(156)	(24)
Income (loss) from continuing operations before earnings in subsidiaries									58	(320)	(70)
Equity in earnings of consolidated subsidiaries									420	225	350
Income (loss) from continuing operations									478	(95)	280
Income (loss) from discontinued operations, net of tax									3	(95)	(13)
Net income (loss)									481	(190)	267
Net (loss) income attributable to noncontrolling interests									0	0	0
Net income (loss) attributable to NCR									481	(190)	267
Total comprehensive income (loss)									463	(171)	308
Less comprehensive income (loss) attributable to noncontrolling interests									0	0	0
Comprehensive income (loss) attributable to NCR common stockholders									463	(171)	308
Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Product revenue									279	172	113
Service revenue									224	64	23
Revenues									503	236	136
Cost of products									134	57	33
Cost of services									95	39	12
Selling, general and administrative expenses									108	47	5
Research and development expenses									22	7	0
Total operating expenses									359	150	50
Income (loss) from operations									144	86	86
Interest expense									(17)	(7)	(1)
Other (expense) income, net									(9)	(13)	19
Income (loss) from continuing operations before income taxes									118	66	104
Income tax expense (benefit)									69	44	18
Income (loss) from continuing operations before earnings in subsidiaries									49	22	86
Equity in earnings of consolidated subsidiaries									194	192	116
Income (loss) from continuing operations									243	214	202
Income (loss) from discontinued operations, net of tax									0	0	0
Net income (loss)									243	214	202
Net (loss) income attributable to noncontrolling interests									0	0	0
Net income (loss) attributable to NCR									243	214	202
Total comprehensive income (loss)									348	172	106
Less comprehensive income (loss) attributable to noncontrolling interests									0	0	0
Comprehensive income (loss) attributable to NCR common stockholders									348	172	106
Non-Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Product revenue									1,869	1,705	1,597
Service revenue									1,671	1,649	1,465
Revenues									3,540	3,354	3,062
Cost of products									1,530	1,439	1,330
Cost of services									1,248	1,263	1,076
Selling, general and administrative expenses									338	354	298
Research and development expenses									89	79	101
Total operating expenses									3,205	3,135	2,805
Income (loss) from operations									335	219	257
Interest expense									(4)	(6)	(9)
Other (expense) income, net									106	33	27
Income (loss) from continuing operations before income taxes									437	246	275
Income tax expense (benefit)									69	46	11
Income (loss) from continuing operations before earnings in subsidiaries									368	200	264
Equity in earnings of consolidated subsidiaries									0	0	0
Income (loss) from continuing operations									368	200	264
Income (loss) from discontinued operations, net of tax									3	2	3
Net income (loss)									371	202	267
Net (loss) income attributable to noncontrolling interests									0	(1)	3
Net income (loss) attributable to NCR									371	203	264
Total comprehensive income (loss)									362	229	316
Less comprehensive income (loss) attributable to noncontrolling interests									(4)	1	5
Comprehensive income (loss) attributable to NCR common stockholders									366	228	311
Consolidation, Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Product revenue									(282)	(259)	(261)
Service revenue									0	0	0
Revenues									(282)	(259)	(261)
Cost of products									(282)	(259)	(261)
Cost of services									0	0	0
Selling, general and administrative expenses									0	0	0
Research and development expenses									0	0	0
Total operating expenses									(282)	(259)	(261)
Income (loss) from operations									0	0	0
Interest expense									25	18	38
Other (expense) income, net									(25)	(18)	(38)
Income (loss) from continuing operations before income taxes									0	0	0
Income tax expense (benefit)									0	0	0
Income (loss) from continuing operations before earnings in subsidiaries									0	0	0
Equity in earnings of consolidated subsidiaries									(614)	(417)	(466)
Income (loss) from continuing operations									(614)	(417)	(466)
Income (loss) from discontinued operations, net of tax									0	0	0
Net income (loss)									(614)	(417)	(466)
Net (loss) income attributable to noncontrolling interests									0	0	0
Net income (loss) attributable to NCR									(614)	(417)	(466)
Total comprehensive income (loss)									(714)	(400)	(417)
Less comprehensive income (loss) attributable to noncontrolling interests									0	0	0
Comprehensive income (loss) attributable to NCR common stockholders									$ (714)	$ (400)	$ (417)